Leases - Schedule of ROU Assets Obtained in Exchange for Lease Obligation (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee Disclosure [Abstract]
Operating leases	¥ 323,242	$ 46,431
Finance leases	¥ 18,950	$ 2,722